Debt and other liabilities - Schedule of Short-term and Long-term Debt (Details)	Jun. 30, 2025 USD ($)
Short-term debt
Senior-secured term-loan facility (the "Facility")	$ 28,629,626
Non-Banking Financial Company loan -Prediqt	116,367
Total short-term debt	28,745,993
Long-term debt
Non-Banking Financial Company loan -Prediqt	121,140
Total long-term debt	$ 121,140